UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

Cash Account Trust-Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 32.0%
Alliance & Leicester PLC, 5.32%, 4/30/2007	85,000,000	85,000,000
Bank of Ireland, 5.32%, 2/5/2007	40,000,000	40,000,044
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
5.34%, 7/19/2007	82,000,000	82,000,000
5.35%, 7/25/2007	60,000,000	60,000,000
5.36%, 4/23/2007	33,000,000	33,000,000
Canadian Imperial Bank of Commerce, 5.4%, 1/15/2008	45,000,000	45,003,575

Citibank NA, 5.315%, 5/2/2007	50,000,000	50,000,000
Credit Agricole SA, 5.33%, 3/13/2007	45,000,000	44,999,511
Credit Suisse, 5.71%, 6/28/2007	25,000,000	25,000,000
Five Finance, Inc., 144A, 5.7%, 6/28/2007	30,000,000	29,998,792
HBOS Treasury Services PLC:
5.0%, 2/12/2007	60,000,000	60,000,000
5.305%, 4/19/2007	60,000,000	60,000,000
5.32%, 4/26/2007	40,000,000	39,999,638
HSH Nordbank AG, 5.35%, 4/13/2007	40,000,000	40,000,000
KBC Bank NV, 5.33%, 2/1/2007	50,000,000	50,000,000
Landesbank Baden Wurttemberg, 5.355%, 4/13/2007	35,000,000	35,000,336
Mizuho Corporate Bank:
5.32%, 2/1/2007	41,000,000	41,000,000
5.34%, 2/8/2007	30,000,000	30,000,000
Natixis SA:
5.0%, 2/8/2007	40,000,000	40,000,000
5.0%, 2/9/2007	25,000,000	25,000,000
5.55%, 6/18/2007	20,000,000	20,000,000
Norddeutsche Landesbank Girozentrale, 5.34%, 6/25/2007	35,000,000	35,000,000
Norinchukin Bank:
5.345%, 2/26/2007	25,000,000	24,999,914
5.35%, 2/15/2007	35,000,000	35,000,000
5.35%, 7/10/2007	45,000,000	45,000,000
Royal Bank of Scotland PLC, 5.31%, 2/15/2007	35,000,000	34,999,774
Societe Generale:
5.305%, 5/2/2007	35,000,000	35,000,000
5.32%, 2/20/2007	10,000,000	10,000,000
5.32%, 3/7/2007	30,000,000	29,999,443
5.32%, 5/11/2007	40,000,000	40,000,000
5.34%, 7/19/2007	44,400,000	44,400,000
5.35%, 4/19/2007	15,000,000	14,999,563
5.43%, 2/5/2007	30,000,000	30,000,146
UniCredito Italiano SpA:
5.315%, 5/8/2007	25,000,000	25,000,000
5.385%, 2/15/2007	16,500,000	16,499,948
5.4%, 3/14/2007	35,000,000	35,000,000

Total Certificates of Deposit and Bank Notes (Cost $1,391,900,684)		1,391,900,684
Commercial Paper** 23.0%
Atlantis One Funding Corp.:
5.255%, 2/21/2007	40,000,000	39,883,222
5.255%, 2/23/2007	30,000,000	29,903,658
Bank of America Corp.:
5.21%, 4/16/2007	30,000,000	29,678,717
5.235%, 3/15/2007	35,000,000	34,786,238
Beta Finance, Inc.:
5.21%, 7/27/2007	15,000,000	14,617,933
5.26%, 2/12/2007	18,000,000	17,971,070
Caisse Nationale des Caisses D'Epargne et Prevoyan, 5.175%, 4/5/2007	25,000,000	24,773,594
CC (USA), Inc.:
5.23%, 3/9/2007	17,300,000	17,209,521
5.26%, 2/13/2007	20,000,000	19,964,933
Dorada Finance, Inc., 5.23%, 3/9/2007	20,000,000	19,895,400
Five Finance, Inc., 5.26%, 2/13/2007	20,000,000	19,964,933
Giro Funding US Corp., 5.28%, 4/23/2007	85,000,000	83,990,200
Grampian Funding Ltd.:
5.195%, 4/10/2007	20,000,000	19,803,744

5.21%, 7/25/2007	30,000,000	29,244,550
Greyhawk Funding LLC:
5.265%, 2/6/2007	44,000,000	43,967,825
5.265%, 2/13/2007	30,000,000	29,947,350
K2 (USA) LLC:
5.22%, 4/18/2007	23,700,000	23,438,826
5.26%, 2/13/2007	8,000,000	7,985,973
KBC Financial Products International Ltd., 5.2%, 5/14/2007	40,000,000	39,410,667
Lake Constance Funding LLC:
5.26%, 2/2/2007	40,000,000	39,994,156
5.26%, 3/15/2007	12,000,000	11,926,360
Morgan Stanley, 5.2%, 6/26/2007	80,000,000	78,324,445
Northern Rock PLC, 5.245%, 2/20/2007	45,000,000	44,875,431
Prudential PLC, 5.25%, 4/9/2007	50,000,000	49,511,458
Ranger Funding Co. LLC:
5.27%, 3/14/2007	50,000,000	49,699,903
5.27%, 3/15/2007	15,000,000	14,907,775
Simba Funding Corp.:
5.25%, 5/2/2007	20,000,000	19,737,500
5.27%, 3/21/2007	20,000,000	19,859,467
The Bear Stearns Companies, Inc., 5.25%, 2/9/2007	45,000,000	44,947,500
Verizon Communications, Inc.:
5.29%, 3/5/2007	35,000,000	34,835,422
5.295%, 3/6/2007	30,000,000	29,854,388
5.3%, 2/6/2007	16,000,000	15,988,222

Total Commercial Paper (Cost $1,000,900,381)		1,000,900,381
Short Term Notes* 33.4%
Alliance & Leicester PLC, 5.33%, 2/8/2008	50,000,000	50,000,000
American Express Centurion Bank, 5.31%, 3/22/2007	30,000,000	30,001,122
Australia & New Zealand Banking Group Ltd., 5.32%, 6/23/2010	20,000,000	20,000,000
Bank of Ireland, 144A, 5.32%, 11/20/2007	100,000,000	100,000,000
Barclays Bank PLC, 5.265%, 4/4/2007	125,000,000	124,995,809
BMW US Capital LLC, 144A, 5.32%, 11/15/2007	20,000,000	20,000,000
BNP Paribas:
5.29%, 6/13/2007	50,000,000	50,000,000
5.31%, 10/26/2010	35,000,000	35,000,000
CIT Group, Inc., 5.573%, 2/15/2007	33,000,000	33,002,432
Commonwealth Bank of Australia, 5.32%, 8/24/2010	30,000,000	30,000,000
DNB NOR Bank ASA, 5.31%, 5/25/2011	30,000,000	30,000,000
HSBC Finance Corp., 5.31%, 11/6/2007	30,000,000	30,000,000
HSBC USA, Inc., 5.32%, 11/15/2007	150,000,000	150,000,000
International Business Machine Corp., 5.33%, 11/8/2007	30,000,000	30,000,000
Intesa Bank Ireland PLC, 5.32%, 7/25/2011	21,000,000	21,000,000
Marshall & Ilsley Bank, 5.32%, 11/15/2007	35,000,000	35,000,000

Merrill Lynch & Co., Inc.:
5.3%, 8/24/2011	45,000,000	45,000,000
5.33%, 11/15/2007	50,000,000	50,000,000
5.4%, 11/2/2007	30,000,000	30,000,000
5.495%, 2/27/2007	37,000,000	37,003,495
5.5%, 4/20/2007	20,000,000	20,007,556
5.562%, 2/27/2007	25,000,000	25,003,324
Morgan Stanley:
5.31%, 9/10/2007	45,000,000	45,000,000
5.382%, 2/5/2007	50,000,000	50,000,000
Natixis SA, 5.367%, 5/14/2007	50,000,000	50,000,000

Nordea Bank AB, 5.3%, 11/9/2007	30,000,000	30,000,000
Skandinaviska Enskilda Banken:
5.31%, 11/9/2007	50,000,000	50,000,000
5.32%, 11/16/2007	25,000,000	25,000,000
The Bear Stearns Companies, Inc., 5.372%, 3/19/2007	140,000,000	140,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.33%, 11/9/2007	42,000,000	42,000,000
144A, 5.33%, 9/16/2011	25,000,000	25,000,000

Total Short Term Notes (Cost $1,453,013,738)		1,453,013,738
Asset Backed 0.2%
Interstar Millennium Trust, "A1", Series 2006-2GA, 5.3% *, 5/27/2038 (Cost $9,515,733)	9,515,733	9,515,733
Funding Agreements 1.1%
New York Life Insurance Co., 5.425% *, 9/18/2007 (Cost $50,000,000)	50,000,000	50,000,000
Promissory Notes 2.0%
The Goldman Sachs Group, Inc., 5.37% *, 10/19/2007 (Cost $85,000,000)	85,000,000	85,000,000
Time Deposit 4.7%
Credit Suisse, 5.312%, 2/1/2007	180,000,000	180,000,000
Societe Generale, 5.29%, 2/1/2007	23,799,000	23,799,000

Total Time Deposit (Cost $203,799,000)		203,799,000
Repurchase Agreements 4.2%
Banc of America Securities LLC, 5.27%, dated 1/31/2007, to be repurchased at $41,006,002 on 2/1/2007 (a)	41,000,000	41,000,000
BNP Paribas, 5.28%, dated 1/31/2007, to be repurchased at $60,008,800 on 2/1/2007 (b)	60,000,000	60,000,000
State Street Bank and Trust Co., 4.85%, dated 1/31/2007, to be repurchased at $836,113 on 2/1/2007 (c)	836,000	836,000
The Bear Stearns & Co., Inc., 5.28%, dated 1/31/2007, to be repurchased at $83,012,173 on 2/1/2007 (d)	83,000,000	83,000,000

Total Repurchase Agreements (Cost $184,836,000)		184,836,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 4,378,965,536)	100.6	4,378,965,536
Other Assets and Liabilities, Net	(0.6)	(24,716,686)

Net Assets	100.0	4,354,248,850

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2007.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Collateralized by $43,508,538 Federal National Mortgage Association, 5.0%, maturing on 5/1/2035 with a value of $41,820,001.

(b)		Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
8,177,234	Federal Home Loan Mortgage Corp.	5.5	8/1/2021	8,159,999
52,694,169	Federal National Mortgage Association	6.0	1/1/2017	53,040,001
Total Collateral Value				61,200,000

(c)	Collateralized by $860,000 Federal Home Loan Bank, Zero Coupon, maturing on 3/23/2007 with a value of $853,550.
(d)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
28,527,342	Federal Home Loan Mortgage Corp.	5.5-7.0	3/1/2024-11/1/2036	28,940,725
55,901,348	Federal National Mortgage Association	4.5-6.0	5/1/2019-10/1/2035	55,719,632
Total Collateral Value				84,660,357

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007